PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Depreciation		$ 237,788	$ 0	$ 571,840	$ 0	$ 149,156	$ 0
Impairment of equipment expenses		176,192		176,192		388,877
Payments to acquire property, plant, and equipment				3,511,807		218,693
Accumulated depreciation	$ 2,287,231	$ 2,483,559		$ 2,483,559		$ 1,911,719	$ 23,987
Empire Service Inc [Member]
Restructuring Cost and Reserve [Line Items]
Payments to acquire property, plant, and equipment	$ 5,511,568